Condensed financial information of the parent company (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Net (loss)/ income	$ (14,040,769)	$ (5,625,740)	$ 2,229,708
Amortization of debts issuance costs	0	277,500	0
Issuance of ordinary shares for services	0	1,100,000	0
Prepaid expenses and other current assets	(65,080)	(295,191)	(384,367)
Accrued expenses and other current liabilities	(1,316,707)	2,769,703	27,586
Net cash used in operating activities	(2,371,172)	(30,164,971)	(7,514,619)
Other receivables	0	(769,875)	20,790,311
Net cash provided by (used in) investing activities	1,569,078	(1,452,654)	2,171,081
Proceeds from convertible notes	0	3,000,000	0
Repayment of related-party loans	(2,082)	0	(2,000,295)
Net cash provided by financing activities	925,831	13,432,547	24,939,210
Net increase (decrease) in cash	121,821	(17,851,370)	17,856,114
Cash, beginning of year	195,502	18,046,872	190,758
Cash, end of year	317,323	195,502	18,046,872
Parent Company [Member]
Net (loss)/ income	(14,040,769)	(5,625,740)	2,229,708
Allowance for prepaid expenses and other current assets	32,249	0	0
Interest expenses	233,873	0	0
Amortization of debts issuance costs	0	277,500	0
Issuance of ordinary shares for services	0	1,100,000	0
Equity in loss (earnings) of subsidiaries	6,033,880	2,423,151	(2,448,371)
Prepaid expenses and other current assets	0	0	92,000
Accrued expenses and other current liabilities	104,799	278,521	(202,001)
Net cash used in operating activities	(7,635,968)	(1,546,568)	(328,664)
Other receivables	(608,628)	(769,875)	0
Purchase of treasury shares	(430)	0	0
Investment in subsidiaries	(6,850,354)	(9,676,000)	(3,211,899)
Net cash provided by (used in) investing activities	7,458,552	(10,445,875)	(3,211,899)
Issuance of Ordinary Shares for private placement	0	0	5,528,702
Proceeds from convertible notes	0	3,000,000	0
Proceeds from warrants exercised	145,290	8,945,433	0
Proceeds from related-party loans	0	63,500	0
Repayment of related-party loans	0	0	(1,980,145)
Net cash provided by financing activities	145,290	12,008,933	3,548,557
Net increase (decrease) in cash	(32,126)	16,490	7,994
Cash, beginning of year	32,589	16,099	8,105
Cash, end of year	$ 463	$ 32,589	$ 16,099